As filed with the Securities and Exchange Commission on April, 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Cushing Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2012

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 8.3% (1)
Exploration and Production - 8.3% (1)
Canada - 1.6% (1)
ARC Resources LTD	19,600	$507,530
Baytex Energy Corporation	8,600	496,650
Canadian Oil Sands LTD	21,400	512,498
Crescent Point Energy Corporation	16,100	764,452
Penn West Petroleum LTD	22,900	499,220
Petrobakken Energy LTD-A	30,900	504,195
United States - 6.7% (1)
Breitburn Energy Partners, L.P.	78,000	1,470,300
EV Energy Partners, L.P.	24,800	1,764,272
Legacy Reserves, L.P.	51,300	1,480,518
Linn Energy, LLC	52,900	2,018,135
LRR Energy, L.P.	31,000	625,890
Memorial Production Partners, L.P	37,799	702,305
MID-CON Energy Partners, L.P.	36,300	882,090
Pioneer Southwest Energy Partners, L.P.	45,900	1,249,398
QR Energy, L.P.	66,000	1,532,520
Vanguard Natural Resources, LLC	54,200	1,492,668
Total Master Limited Partnerships and Related Companies (Cost $16,473,889)		$16,502,642

US Royalty Trusts - 3.2% (1)
United States - 3.2% (1)
BP Prudhoe Bay Royalty Trust	10,300	$1,262,471
Chesapeake Granite Wash Trust	26,600	739,214
Dorchester Minerals, L.P.	10,200	251,022
Enduro Royalty Trust	53,000	1,142,680
MV Oil Trust	18,300	767,685
Permian Basin Royalty Trust	45,100	998,063
Sandridge Mississippian Trust	15,300	488,988

Sandridge Permian Trust	27,000	654,750
Total US Royalty Trusts (Cost $6,282,095)		$6,304,873

Short-Term Investments - Investment Companies - 100.0% (1)	Shares
United States - 100.0% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	39,652,500	$39,652,500
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	39,652,500	39,652,500
Fidelity Money Market Portfolio - Institutional Class, 0.21%	39,652,500	39,652,500
First American Government Obligations Fund - Class Z, 0.00% (2)	39,652,500	39,652,500
First American Treasury Obligations Fund - Class Z, 0.00% (2)	39,652,500	39,652,500
Total Short-Term Investments (Cost $198,262,500)		$198,262,500

Total Investments - 111.5% (1) (Cost $221,018,484)		$221,070,015
Liabilities in Excess of Other Assets - (11.5)% (1)		(22,785,253)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$198,284,762

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 29, 2012.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows:

Cost of investments	$221,018,484
Gross unrealized appreciation	91,296
Gross unrealized depreciation	(39,765)
Net unrealized appreciation	$51,531

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Master Limited Partnerships and Related Companies (a)	$16,502,642	$16,502,642	$-	$-
US Royalty Trusts (a)	6,304,873	6,304,873	-	-
Total Equity Securities	22,807,515	22,807,515	-	-
Other
Short-Term Investments	198,262,500	198,262,500	-	-
Total Other	198,262,500	198,262,500	-	-
Total	$221,070,015	$221,070,015	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2012.

There were no transfers between any levels during the period ended February 29, 2012.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Royalty & Income Fund

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date       April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
 Jerry V. Swank, President

Date      April 25, 2012

By (Signature and Title) /s/ John H. Alban
 John H. Alban, Treasurer

Date      April 25, 2012